Trade and other receivables (Details Narrative) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Allowance for other doubtful accounts for other receivables	S/ 9,034
Allowance for doubtful accounts for trade receivables	S/ 683	S/ 1,190